Operating facility and loan and derivative assets and liabilities - Operating facility and loan (Details) $ in Thousands, $ in Thousands												12 Months Ended
	Jun. 28, 2022 USD ($) item	Mar. 28, 2022 USD ($)	Mar. 31, 2021 USD ($)	Apr. 17, 2020 USD ($)	Apr. 17, 2020 CAD ($)	Apr. 03, 2020 USD ($)	Apr. 03, 2020 CAD ($)	Mar. 31, 2020	Jan. 21, 2020 USD ($) item	Oct. 18, 2019 USD ($)	Oct. 18, 2019 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Jul. 01, 2020 USD ($)	Jun. 30, 2020 USD ($)
Operating facility and loan and derivative assets and liabilities
Drew down amount												$ 45,000	$ 52,500
Borrowings, non-current												86,925	60,413				$ 24,650
Interest costs												2,635	1,572
Repayments of borrowings												15,338	14,588
Interest rate swap
Operating facility and loan and derivative assets and liabilities
Derivative, credit swap term									5 years
Derivaiive, number of banks | item									2
Derivative, credit swap amount per each bank									$ 8,700
Fixed interest rate | Interest rate swap
Operating facility and loan and derivative assets and liabilities
Derivative, credit swap term								5 years	5 years
New term loan facility
Operating facility and loan and derivative assets and liabilities
Drew down amount										$ 34,800	$ 45,699
Borrowings term									6 years	6 years	6 years
Derivative, credit swap term									5 years
Borrowings												18,850	24,650				$ 30,450
Borrowings, current												5,800	5,800			$ 5,800
Borrowings, non-current												13,050	18,850			24,650
New term loan facility | Interest rate swap
Operating facility and loan and derivative assets and liabilities
Derivaiive, number of banks | item									2
Derivative, credit swap amount per each bank									$ 8,700
Derivative, floor rate									0.00%
New term loan facility | Fixed interest rate | Interest rate swap
Operating facility and loan and derivative assets and liabilities
Borrowings term									5 years
Borrowings, interest rate									4.20%
Committed revolving credit facility
Operating facility and loan and derivative assets and liabilities
Drew down amount				$ 5,300	$ 7,440
Maximum borrowing capacity														$ 8,000
Committed revolving credit facility | Star2Star
Operating facility and loan and derivative assets and liabilities
Maximum borrowing capacity			$ 6,000												$ 8,000
Committed swingline credit facility
Operating facility and loan and derivative assets and liabilities
Drew down amount						$ 1,300	$ 1,838
Maximum borrowing capacity														$ 2,000
Committed swingline credit facility | Star2Star
Operating facility and loan and derivative assets and liabilities
Maximum borrowing capacity			1,500												$ 2,000
Amended term loan facility | Star2Star
Operating facility and loan and derivative assets and liabilities
Drew down amount			52,500										52,500
Borrowings, current												8,750	8,750			0
Borrowings, non-current												32,812	41,563			0
Maximum offset amount of unrestrained funds			10,000
Quarterly payments			$ 2,188
Amended term loan facility | Netfortris
Operating facility and loan and derivative assets and liabilities
Drew down amount		$ 45,000										45,000
Borrowings, current												3,150	0			$ 0
Borrowings, non-current												$ 41,063	$ 0
Quarterly payments		$ 1,875
Number of quarterly repayments | item	12
First twelve Quarterly payments amount	$ 788
Quarterly payments thereafter	$ 2,963